Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) customer Agency	Dec. 31, 2015 USD ($) Agency	Dec. 31, 2014 Agency
Concentration of risks
Cash, cash equivalents and short-term investments	$ 395,954	$ 335,879
Current liabilities denominated in RMB	278,103	208,775
Cash, cash equivalents and short-term investments | Concentration of credit risk | China
Concentration of risks
Cash, cash equivalents and short-term investments	$ 393,600	334,600
Maximum term of original maturity of time deposits	12 months
Cash, cash equivalents and short-term investments | Concentration of foreign currency risks | RMB
Concentration of risks
Cash, cash equivalents and short-term investments	$ 335,700	$ 157,900
Percentage of benchmark derived from specified source	85.00%	47.00%
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	9.00%	30.00%	32.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	21.00%	45.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Customer
Concentration of risks
Percentage of benchmark derived from specified source	15.00%	16.00%
Number of customers | customer	1
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Concentration of risks
Accounts receivable denominated in RMB	$ 115,300	$ 120,100
Current liabilities | Concentration of foreign currency risks | RMB
Concentration of risks
Current liabilities denominated in RMB	$ 267,800	$ 197,900
Percentage of benchmark derived from specified source	96.00%	95.00%
Advertising & Marketing | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Concentration of risks
Number of advertising agencies | Agency	10	10	10
Percentage of benchmark derived from specified source	22.00%	15.00%	14.00%